Shareholder Report, Holdings (Details) - CoreValues Alpha Greater China Growth ETF	Sep. 30, 2025
Alibaba Group Holding Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Xiaomi Corp. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Trip.com Group Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
UBTech Robotics Corp. Ltd. - Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Luckin Coffee, Inc. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Horizon Robotics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Meituan - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BYD Co. Ltd. - Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PDD Holdings, Inc. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%